SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Clinical trials expenses	$ 2,243	$ 231
Patents and other research expenses	58	302
Payroll expenses	84	149
Building and office expenses	438	337
Professional consultants expenses	527	839
Tax expenses	411	305
Deferred grant income	30	82
Short-term finance lease		5
Other expenses	142	307
Accrued expenses and other current liabilities	$ 3,933	$ 2,557